................................
                                                .        OMB APPROVAL          .
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                                                .OMB Number:          3235-0006.
                                                .Expires:      October 31, 2003.
                                                .Estimated average             .
                                                .   burden hours per           .
                                                .   response:..............23.5.
                                                ................................


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Investor AB
Address:     Arsenalsgatan 8C, S-103, 32
             Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mr. Michael Oporto                Mr. Henry Gooss
Title:       Attorney-in-Fact                  Attorney-in-Fact
Phone:       (212) 515-9000                    (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto          New York, New York         May 13, 2003
-------------------          ------------------         ------------
(Signature)                  (City, State)              (Date)

/s/  Henry Gooss             New York, New York         May 13, 2003
----------------             ------------------         ------------
(Signature)                  (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     4
                                                                --------
Form 13F Information Table Entry Total:                               12
                                                               ---------
Form 13F Information Table Value Total:                         $114,745
                                                               ---------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.             Form 13F File Number            Name
---             --------------------            ----
1.              Not Known                       Investor Trading AB
2.              Not Known                       Investor Growth Capital Limited
3.              Not Known                       Investor Group, LP
4.              Not Known                       Duba AB

                                                             Investor AB
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2003

                       Title                Value
                       of                   (x        Shares/        Sh/   Put/   Investment   Other           Voting Authority
Name of Issuer         Class   CUSIP        $1,000)   Prn Amt        Prn   Call   Discretion   Managers   Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------

AMKOR TECHNOLOGY INC   COM     031652100     9,306    1,800,000      SH           Defined          2             1,800,000
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC       COM     054923107    26,382    2,546,548      SH           Defined        2, 3            2,546,548
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC        COM     071813109       522       28,000      SH           Defined          1                28,000
------------------------------------------------------------------------------------------------------------------------------------
EDISON SCHOOLS INC     CL A    281033100        43       48,220      SH           Defined        3, 4               48,220
------------------------------------------------------------------------------------------------------------------------------------
EDT LEARNING INC       COM     26841E107       270      750,000      SH           Defined        2, 3              750,000
------------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS
PHARMACEUTICALS        COM     46116T100       656      260,417      SH           Defined        2, 3              260,417
------------------------------------------------------------------------------------------------------------------------------------
INTUITIVE SURGICAL
INC                    COM     46120E107    16,341    2,529,545      SH           Defined        2, 3            2,529,545
------------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUT-       COM
CALS INC               NEW     45031X204    19,568    3,421,051      SH           Defined        2, 3            3,421,051
------------------------------------------------------------------------------------------------------------------------------------
KYPHON INC             COM     501577100    37,681    4,291,248      SH           Defined        2, 3            4,291,248
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC          COM     585055106       216        4,792      SH           Defined        2, 3                4,792
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC           COM     620076109     3,155      382,000      SH           Defined          1               382,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                  COM     983024100       605       16,000      SH           Defined          1                16,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY         12 DATA RECORDS     114,745     4 OTHER MANAGERS ON WHOSE
                                                       BEHALF REPORT IS FILED